Business Acquisitions	12 Months Ended
Dec. 31, 2011
Business Acquisitions [Abstract]
BUSINESS ACQUISITIONS

7.  BUSINESS ACQUISITIONS

Acquisitions in the year ended December 31, 2011

In November 2011, the Company acquired ThyssenKrupp Automotive Systems Industrial do Brasil Ltda, which consists of four manufacturing facilities in Brazil that assemble chassis structural components and modules. The acquired business has sales to Ford, Fiat, Renault Nissan, Honda and PSA.

In August 2011, the Company acquired Grenville Castings Ltd., a structural casting supplier of aluminum components located in Canada. The acquired business has sales primarily to Ford and General Motors.

In June 2011, the Company acquired Continental Plastics Co., a supplier of interior products, mainly door panel and seat back assemblies. The acquired business is located in the United States with sales primarily to General Motors.

In May 2011, the Company acquired a 51% interest in Wuhu Youth Tongyang Auto Plastic Parts Co., Ltd., a supplier of exterior products, mainly front and rear bumpers. The acquired business is located in China with sales primarily to Chery Automobile Co. Ltd.

In January 2011, the Company acquired Automobiltechnik Dürbheim, a manufacturer of tapping plates which assist in the fastening of bolts. The acquired business is located in Germany and has sales to various OEMs.

The total consideration for these acquisitions was $157 million, consisting of $120 million paid in cash [net of cash acquired] and $37 million of assumed debt.

The net effect of the acquisitions on the Company’s 2011 consolidated balance sheet were increases in non-cash working capital of $35 million, fixed assets of $95 million, goodwill of $29 million, deferred tax assets of $6 million, other long-term liabilities of $28 million, and non-controlling interest of $7 million.

The purchase price allocations for these acquisitions are preliminary and adjustments to the allocations may occur as a result of obtaining more information regarding asset valuations.

Acquisitions in the year ended December 31, 2010

In December 2010, Magna completed the following acquisitions:

[a]

Resil Minas, a supplier of seat frames and stampings. The acquired business is primarily located in Brazil with sales to various customers, including Fiat, Ford, General Motors, Volkswagen, IVECO and PSA.

[b]	Pabsa S.A., a supplier of complete seats, foam products, trim covers and seat structures. The acquired business has three production facilities in Argentina.

[c]

Erhard & Söhne GmbH, a manufacturer of fuel tanks for commercial vehicles and other specialty tanks. The acquired business is located in Germany and has sales to various customers including MAN, Daimler and Scania.

The total consideration for these acquisitions and certain other acquisitions was $120 million, consisting of $106 million paid in cash [net of cash acquired] and $14 million of assumed debt.

The net effect of the acquisitions on the Company’s 2010 consolidated balance sheet was a decrease in non-cash working capital of $45 million, increases in fixed assets of $69 million, goodwill of $68 million, deferred tax assets of $4 million, other assets of $40 million, other long-term liabilities of $5 million, deferred tax liabilities of $8 million, and non-controlling interest of $3 million. The impact of finalizing the 2010 acquisitions in 2011 was insignificant to the 2011 financial statements.

Acquisitions in the year ended December 31, 2009

In May 2009, Magna acquired Cadence Innovation s.r.o., a manufacturer of exterior and interior systems. The acquired business is primarily located in the Czech Republic with sales to various customers, including Skoda.

In June 2009, Magna acquired several facilities from Meridian Automotive Systems Inc. The facilities are located in the United States and Mexico and manufacture composites for various customers.

The total consideration for these acquisitions and certain other acquisitions was $136 million, consisting of $50 million paid in cash and $86 million of assumed debt.

Pro forma impact [unaudited]

If the acquisitions completed during 2011 and 2010 occurred on January 1, 2010, the Company’s pro forma consolidated sales for the year ended December 31, 2011 would have been $29 billion [2010 - $24 billion] and the unaudited pro forma consolidated net income would have been $1 billion [2010 - $1 billion].